Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2024 Region Segments	Dec. 31, 2023
Disclosure Of Exchange Rates [line items]
Trade receivable settlement period		30 days
Number of operating segments		6
Number of reportable segments		6
Number of geographical regions | Region		5
ARS [Member]
Disclosure Of Exchange Rates [line items]
Closing foreign exchange rate		1,032.79	808.74
Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		20.00%
Bottom of range [member] | Argentina [member]
Disclosure Of Exchange Rates [line items]
Cumulative inflation rate - transition to hyperinflation	100.00%
Top of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		50.00%
Information processing equipment [member] | Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Amortization period		3 years
Information processing equipment [member] | Top of range [member]
Disclosure Of Exchange Rates [line items]
Amortization period		10 years